Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees - Net Amount at Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net Amount at Risk by Product and Guarantee [Line Items]
Compound interest rate based on simple interest rate of 5%	4.10%
Compound interest rate based on simple interest rate of 8%	6.00%
Compound interest rate typical period	10 years
GMDB | Return of net deposits plus a minimum return
Net Amount at Risk by Product and Guarantee [Line Items]
Return of deposits plus a minimum return, account value	$ 152,267	$ 194,060
Return of deposits plus a minimum return, net amount at risk	$ 8,812	$ 2,124
Return of deposits plus a minimum return, weighted average attained age	69 years 3 months 18 days	68 years 8 months 12 days
GMDB | Highest specified anniversary account value minus withdrawals post-anniversary
Net Amount at Risk by Product and Guarantee [Line Items]
Return of deposits plus a minimum return, account value	$ 11,255	$ 14,806
Return of deposits plus a minimum return, net amount at risk	$ 2,406	$ 93
Return of deposits plus a minimum return, weighted average attained age	70 years 6 months	69 years 9 months 18 days
GMDB | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
Net Amount at Risk by Product and Guarantee [Line Items]
Return of deposits plus a minimum return, account value	$ 7,677	$ 9,896
Return of deposits plus a minimum return, net amount at risk	$ 2,309	$ 522
Return of deposits plus a minimum return, weighted average attained age	72 years 3 months 18 days	71 years 10 months 24 days
GMDB | Minimum | Return of net deposits plus a minimum return
Net Amount at Risk by Product and Guarantee [Line Items]
Return of deposits plus a minimum return, minimum return	0.00%	0.00%
GMDB | Minimum | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
Net Amount at Risk by Product and Guarantee [Line Items]
Return of deposits plus a minimum return, minimum return	0.00%	0.00%
GMDB | Maximum | Return of net deposits plus a minimum return
Net Amount at Risk by Product and Guarantee [Line Items]
Return of deposits plus a minimum return, minimum return	6.00%	6.00%
GMDB | Maximum | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
Net Amount at Risk by Product and Guarantee [Line Items]
Return of deposits plus a minimum return, minimum return	6.00%	6.00%
GMIB | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
Net Amount at Risk by Product and Guarantee [Line Items]
Return of deposits plus a minimum return, account value	$ 1,209	$ 1,662
Return of deposits plus a minimum return, net amount at risk	$ 752	$ 463
Return of deposits plus a minimum return, average period until expected annuitization	6 months	6 months
GMIB | Minimum | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
Net Amount at Risk by Product and Guarantee [Line Items]
Return of deposits plus a minimum return, minimum return	0.00%	0.00%
GMIB | Maximum | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
Net Amount at Risk by Product and Guarantee [Line Items]
Return of deposits plus a minimum return, minimum return	6.00%	6.00%
GMWB - Premium only | Return of net deposits plus a minimum return
Net Amount at Risk by Product and Guarantee [Line Items]
Return of deposits plus a minimum return, minimum return	0.00%	0.00%
Return of deposits plus a minimum return, account value	$ 2,123	$ 2,937
Return of deposits plus a minimum return, net amount at risk	58	7
GMWB - Highest anniversary only | Highest specified anniversary account value minus withdrawals post-anniversary
Net Amount at Risk by Product and Guarantee [Line Items]
Return of deposits plus a minimum return, account value	2,992	3,919
Return of deposits plus a minimum return, net amount at risk	559	33
GMWB | Return of net deposits plus a minimum return
Net Amount at Risk by Product and Guarantee [Line Items]
Return of deposits plus a minimum return, account value	169	245
Return of deposits plus a minimum return, net amount at risk	14	8
GMWB | Highest specified anniversary account value minus withdrawals post-anniversary
Net Amount at Risk by Product and Guarantee [Line Items]
Return of deposits plus a minimum return, account value	889	643
Return of deposits plus a minimum return, net amount at risk	127	44
GMWB | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
Net Amount at Risk by Product and Guarantee [Line Items]
Return of deposits plus a minimum return, account value	142,361	181,457
Return of deposits plus a minimum return, net amount at risk	$ 41,148	$ 4,295
GMWB | Minimum | Return of net deposits plus a minimum return
Net Amount at Risk by Product and Guarantee [Line Items]
Return of deposits plus a minimum return, minimum return	0.00%	0.00%
GMWB | Minimum | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
Net Amount at Risk by Product and Guarantee [Line Items]
Return of deposits plus a minimum return, minimum return	0.00%	0.00%
GMWB | Maximum | Return of net deposits plus a minimum return
Net Amount at Risk by Product and Guarantee [Line Items]
Return of deposits plus a minimum return, minimum return	5.00%	5.00%
GMWB | Maximum | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
Net Amount at Risk by Product and Guarantee [Line Items]
Return of deposits plus a minimum return, minimum return	8.00%	8.00%